Additional Information - Condensed Financial Statements of The Parent Company - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash and cash equivalents	$ 36,894	$ 45,673
Short-term bank deposits	86,924	334,537
Short-term financial products issued by banks	84,853	33,359
Short-term investments	7,983	14,143
Prepayments and other current assets	9,059	7,326
Total current assets	261,429	485,479
Assets, Noncurrent [Abstract]
Long-term financial products issued by banks	20,000	39,000
Other non-current assets	10,907	2,888
Total non-current assets	413,166	315,236
Total assets	674,595	800,715
Liabilities, Current [Abstract]
Accrued expenses and other current liabilities	32,780	47,011
Total liabilities	69,846	72,455
Equity [Abstract]
Additional paid-in-capital	1,138,346	1,134,704
Treasury shares at cost	79,716	41,815
Accumulated other comprehensive (loss) income	(10,027)	(7,994)
Accumulated deficit	(443,901)	(356,682)
Total shareholders' equity	604,749	728,260	$ 866,261	$ 656,463
Total liabilities and shareholders' equity	674,595	800,715
Common Class A
Equity [Abstract]
Ordinary shares	39	39
Common Class B
Equity [Abstract]
Ordinary shares	8	8
Parent Company
Assets, Current [Abstract]
Cash and cash equivalents	5,341	27,727
Short-term bank deposits	51,924	80,540
Short-term financial products issued by banks	84,500	23,000
Short-term investments	7,983	14,143
Amounts due from subsidiaries	634,051	785,226
Prepayments and other current assets	2,905	1,251
Total current assets	786,704	931,887
Assets, Noncurrent [Abstract]
Long-term financial products issued by banks	20,000	39,000
Other non-current assets	907
Investments in subsidiaries and VIEs	(93,103)	(28,264)
Total non-current assets	(72,196)	10,736
Total assets	714,508	942,623
Liabilities, Current [Abstract]
Amounts due to subsidiaries	109,078	211,693
Accrued expenses and other current liabilities	681	2,670
Total liabilities	109,759	214,363
Equity [Abstract]
Additional paid-in-capital	1,138,346	1,134,704
Treasury shares at cost	(79,716)	(41,815)
Accumulated other comprehensive (loss) income	(10,027)	(7,994)
Accumulated deficit	(443,901)	(356,682)
Total shareholders' equity	604,749	728,260
Total liabilities and shareholders' equity	714,508	942,623
Parent Company | Common Class A
Equity [Abstract]
Ordinary shares	39	39
Parent Company | Common Class B
Equity [Abstract]
Ordinary shares	$ 8	$ 8